Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Growth ETF
April 30, 2026
GOE-NPRT3-0626
1.9900248.105
Common Stocks - 99.2%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA (a)	9,047	2,454,884
CANADA - 1.7%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	11,681	1,232,897
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (United States) (a)	7,252	2,970,346
IT Services - 0.6%
Shopify Inc Class A (a)	24,484	2,971,931
TOTAL INFORMATION TECHNOLOGY		5,942,277
Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States)	5,744	1,081,078
Franco-Nevada Corp (United States)	6,622	1,525,312
TOTAL MATERIALS		2,606,390
TOTAL CANADA		9,781,564
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (a)	3,813	2,980,698
SINGAPORE - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Sea Ltd Class A ADR (a)	49,934	4,238,398
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	40,917	16,205,587
UNITED STATES - 93.2%
Communication Services - 16.4%
Entertainment - 2.3%
Netflix Inc (a)	110,164	10,312,452
ROBLOX Corp Class A (a)	21,187	1,170,793
Roku Inc Class A (a)	16,717	1,948,534
		13,431,779
Interactive Media & Services - 14.1%
Alphabet Inc Class A	101,378	39,010,254
Alphabet Inc Class C	46,890	17,909,167
Meta Platforms Inc Class A	42,547	26,034,935
		82,954,356
TOTAL COMMUNICATION SERVICES		96,386,135
Consumer Discretionary - 11.1%
Automobiles - 1.3%
Tesla Inc (a)	19,697	7,516,966
Broadline Retail - 6.7%
Amazon.com Inc (a)	148,105	39,256,711
Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc (a)	7,017	1,068,268
Starbucks Corp	30,153	3,176,016
		4,244,284
Household Durables - 0.4%
SharkNinja Inc (a)	23,635	2,730,551
Specialty Retail - 2.0%
Carvana Co Class A (a)	12,967	5,132,339
Lowe's Cos Inc	14,093	3,365,267
TJX Cos Inc/The	21,272	3,334,386
Wayfair Inc Class A (a)	1,821	116,417
		11,948,409
TOTAL CONSUMER DISCRETIONARY		65,696,921
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Target Corp	2,923	379,259
Tobacco - 0.3%
Philip Morris International Inc	12,423	2,050,665
TOTAL CONSUMER STAPLES		2,429,924
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Exxon Mobil Corp	10,916	1,684,666
Financials - 3.8%
Banks - 0.4%
Bank of America Corp	45,867	2,452,050
Capital Markets - 1.3%
Cboe Global Markets Inc	2,792	837,851
Morgan Stanley	22,778	4,341,259
Robinhood Markets Inc Class A (a)	33,935	2,473,522
		7,652,632
Financial Services - 2.1%
Affirm Holdings Inc Class A (a)	48,682	3,129,279
Mastercard Inc Class A	18,638	9,373,423
		12,502,702
TOTAL FINANCIALS		22,607,384
Health Care - 6.0%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (a)	11,032	3,414,294
Cytokinetics Inc (a)	5,490	351,195
Gilead Sciences Inc	12,814	1,676,584
Insmed Inc (a)	9,640	1,314,221
Ionis Pharmaceuticals Inc (a)	16,403	1,226,288
Moderna Inc (a)	38,636	1,774,938
Nuvalent Inc Class A (a)	12,784	1,281,980
Regeneron Pharmaceuticals Inc	798	564,234
Roivant Sciences Ltd (a)	52,358	1,493,774
Vaxcyte Inc (a)	5,491	314,304
		13,411,812
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp (a)	46,964	2,705,597
Edwards Lifesciences Corp (a)	15,544	1,297,924
Insulet Corp (a)	7,932	1,365,414
Medline Inc Class A	21,537	957,750
		6,326,685
Life Sciences Tools & Services - 0.1%
Danaher Corp	5,007	896,003
Pharmaceuticals - 2.5%
Eli Lilly & Co	15,892	14,852,663
TOTAL HEALTH CARE		35,487,163
Industrials - 7.3%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (a)	7,733	3,106,810
Boeing Co (a)	15,323	3,509,427
FTAI Aviation Ltd	4,029	1,005,920
Howmet Aerospace Inc	19,546	4,750,461
Karman Holdings Inc (a)	10,908	741,526
		13,114,144
Construction & Engineering - 0.9%
Comfort Systems USA Inc	538	990,054
Sterling Infrastructure Inc (a)	8,574	4,420,926
		5,410,980
Electrical Equipment - 1.3%
GE Vernova Inc	4,591	4,974,165
Nextpower Inc Class A (a)	21,087	2,512,094
		7,486,259
Machinery - 1.8%
Cummins Inc	5,520	3,703,975
RBC Bearings Inc (a)	5,002	2,996,648
Westinghouse Air Brake Technologies Corp	14,388	3,883,178
		10,583,801
Passenger Airlines - 0.7%
Delta Air Lines Inc	40,466	2,751,283
United Airlines Holdings Inc (a)	17,871	1,608,390
		4,359,673
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc	8,630	2,310,337
TOTAL INDUSTRIALS		43,265,194
Information Technology - 45.9%
Communications Equipment - 2.2%
Arista Networks Inc (a)	8,521	1,471,662
Ciena Corp (a)	10,136	5,347,551
Lumentum Holdings Inc (a)	7,091	6,398,351
		13,217,564
Electronic Equipment, Instruments & Components - 3.2%
Amphenol Corp Class A	41,992	6,184,162
Coherent Corp (a)	24,026	7,681,352
Corning Inc	29,678	4,874,315
		18,739,829
IT Services - 0.2%
Cloudflare Inc Class A (a)	5,117	1,048,831
Semiconductors & Semiconductor Equipment - 21.9%
Astera Labs Inc (a)	12,939	2,519,741
Broadcom Inc	43,881	18,317,246
Lam Research Corp	5,015	1,293,168
MACOM Technology Solutions Holdings Inc (a)	2,691	757,813
Marvell Technology Inc	63,987	10,567,453
Micron Technology Inc	11,978	6,194,542
Monolithic Power Systems Inc	1,413	2,281,161
NVIDIA Corp	430,060	85,827,074
Teradyne Inc	2,380	817,459
		128,575,657
Software - 8.0%
AppLovin Corp Class A (a)	15,374	6,862,185
Cadence Design Systems Inc (a)	3,264	1,075,782
Fair Isaac Corp (a)	418	428,449
Microsoft Corp	83,609	34,094,078
Nutanix Inc Class A (a)	12,108	495,096
Palantir Technologies Inc Class A (a)	9,509	1,322,797
Synopsys Inc (a)	5,536	2,671,674
		46,950,061
Technology Hardware, Storage & Peripherals - 10.4%
Apple Inc	175,663	47,666,155
Sandisk Corp/DE (a)	5,950	6,524,235
Seagate Technology Holdings PLC	4,003	2,696,581
Western Digital Corp	10,337	4,491,633
		61,378,604
TOTAL INFORMATION TECHNOLOGY		269,910,546
Materials - 0.7%
Chemicals - 0.3%
Corteva Inc	24,414	1,977,778
Metals & Mining - 0.4%
Alcoa Corp	31,851	2,031,775
TOTAL MATERIALS		4,009,553
Real Estate - 0.8%
Health Care REITs - 0.8%
Welltower Inc	21,034	4,571,530
Utilities - 0.5%
Electric Utilities - 0.5%
NRG Energy Inc	19,622	3,052,791
TOTAL UNITED STATES		549,101,807
TOTAL COMMON STOCKS (Cost $372,765,695)		584,762,938

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $4,641,397)	3.69	4,640,468	4,641,397

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $377,407,092)	589,404,335
NET OTHER ASSETS (LIABILITIES) - 0.1% (b)	297,160
NET ASSETS - 100.0%	589,701,495

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	12	6/2026	4,346,250	172,232

The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Non-income producing.
(b)	Includes $338,022 of cash collateral to cover margin requirements for futures contracts.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,683,257	30,453,286	28,494,878	81,595	(268)	-	4,641,397	4,640,468	0.0%
Fidelity Securities Lending Cash Central Fund	3,255,600	21,745,130	25,000,737	86,472	7	-	-	-	0.0%
Total	5,938,857	52,198,416	53,495,615	168,067	(261)	-	4,641,397

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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